Dividends (Tables)	12 Months Ended
Sep. 30, 2018
Other Liabilities Disclosure [Abstract]
Summary of Dividends Declared by Board of directors

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2018, 2017 and 2016:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
July 31, 2018	$0.250	September 28, 2018	$35,046	October 19, 2018
May 10, 2018	$0.250	June 29, 2018	$35,363	July 20, 2018
January 30, 2018	$0.250	March 30, 2018	$35,635	April 20, 2018
November 8, 2017	$0.220	December 29, 2017	$31,558	January 19, 2018
August 2, 2017	$0.220	September 29, 2017	$31,736	October 23, 2017
May 9, 2017	$0.220	June 30, 2017	$31,981	July 14, 2017
February 1, 2017	$0.220	March 31, 2017	$32,223	April 14, 2017
November 8, 2016	$0.195	December 30, 2016	$28,606	January 13, 2017
July 26, 2016	$0.195	September 30, 2016	$28,693	October 21, 2016
May 4, 2016	$0.195	June 30, 2016	$28,836	July 15, 2016
February 2, 2016	$0.195	March 31, 2016	$29,206	April 15, 2016
November 10, 2015	$0.170	December 31, 2015	$25,565	January 15, 2016